Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]		Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2021		$ 72,892	$ 18,507	$ 51,354	$ 222		$ 64,750	$ 6,052	$ 70,802	$ 2,090		$ (4,709)	$ (270)	$ 291	$ (214)	$ (431)
Statement [Line Items]
Net income		5,487		5,203			5,203	118	5,321	166
Other comprehensive income (loss)		(399)					(438)		(438)	39		940	(654)	190	(2,540)	1,626
Total comprehensive income		5,088		5,203			4,765	118	4,883	205		940	(654)	190	(2,540)	1,626
Shares issued		677	694		(17)		677		677
Shares repurchased/redeemed		(2,836)	(402)	(1,934)			(2,336)	(500)	(2,836)
Dividends and distributions paid to equity holders		(2,596)		(2,402)			(2,402)	(118)	(2,520)	(76)
Share-based payments	[3]	8			8		8		8
Other		(1,266)		(12)	(354)	[4]	(629)		(629)	(637)	[4]	(174)		(39)	(50)
Ending Balance at Apr. 30, 2022		71,967	18,799	52,209	(141)		64,833	5,552	70,385	1,582		(3,943)	(924)	442	(2,804)	1,195
Statement [Line Items]
Net income		2,747
Other comprehensive income (loss)		(1,469)
Total comprehensive income		1,278
Ending Balance at Apr. 30, 2022		71,967	18,799	52,209	(141)		64,833	5,552	70,385	1,582		(3,943)	(924)	442	(2,804)	1,195
Beginning Balance at Oct. 31, 2022		74,749	18,707	53,761	(152)		65,150	8,075	73,225	1,524		(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		1,772
Other comprehensive income (loss)		549
Total comprehensive income		2,321
Ending Balance at Jan. 31, 2023		75,751
Beginning Balance at Oct. 31, 2022		74,749	18,707	53,761	(152)		65,150	8,075	73,225	1,524		(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		3,931		3,660			3,660	205	3,865	66
Other comprehensive income (loss)		2,330					2,260		2,260	70		1,156	534	43	439	88
Total comprehensive income		6,261		3,660			5,920	205	6,125	136		1,156	534	43	439	88
Shares issued		450	453		(3)		450		450
Dividends and distributions paid to equity holders		(2,721)		(2,455)			(2,455)	(205)	(2,660)	(61)
Share-based payments	[3]	11			11		11		11
Other				1			1		1	(1)
Ending Balance at Apr. 30, 2023		78,750	19,160	54,967	(144)		69,077	8,075	77,152	1,598		(1,322)	(948)	259	(4,347)	1,452
Beginning Balance at Jan. 31, 2023		75,751
Statement [Line Items]
Net income		2,159
Other comprehensive income (loss)		1,781
Total comprehensive income		3,940
Ending Balance at Apr. 30, 2023		$ 78,750	$ 19,160	$ 54,967	$ (144)		$ 69,077	$ 8,075	$ 77,152	$ 1,598		$ (1,322)	$ (948)	$ 259	$ (4,347)	$ 1,452

[1]	Includes undistributed retained earnings of $69 (April 30, 2022 – $62) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 36 of the consolidated financial statements, in the 2022 Annual Report to Shareholders).